IPO related expenses (Tables)	9 Months Ended
Sep. 30, 2018
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Summary of Initial Public Offering Related Expenses

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£

IPO related expenses	—	728	—	1,794